First Quarter Report
August 31, 2023 (Unaudited)
Columbia Select Small Cap Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Small Cap Value Fund, August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 0.4%
Media 0.4%
iHeartMedia, Inc., Class A(a)	530,000	1,913,300
Total Communication Services		1,913,300
Consumer Discretionary 11.5%
Auto Components 3.8%
Atmus Filtration Technologies, Inc.(a)	247,440	5,703,492
Visteon Corp.(a)	92,000	12,812,840
Total		18,516,332
Hotels, Restaurants & Leisure 3.7%
Six Flags Entertainment Corp.(a)	393,383	9,032,073
Texas Roadhouse, Inc.	83,699	8,713,066
Total		17,745,139
Household Durables 2.1%
KB Home	196,665	9,990,582
Textiles, Apparel & Luxury Goods 1.9%
Kontoor Brands, Inc.	195,977	8,973,787
Total Consumer Discretionary		55,225,840
Consumer Staples 2.1%
Food Products 2.1%
Nomad Foods Ltd.(a)	551,731	10,118,747
Total Consumer Staples		10,118,747
Energy 7.1%
Energy Equipment & Services 2.8%
Patterson-UTI Energy, Inc.	934,515	13,214,042
Oil, Gas & Consumable Fuels 4.3%
Devon Energy Corp.	179,397	9,165,393
PBF Energy, Inc., Class A	250,000	11,722,500
Total		20,887,893
Total Energy		34,101,935
Financials 25.1%
Banks 12.2%
Axos Financial, Inc.(a)	321,820	13,867,224
First Hawaiian, Inc.	388,838	7,352,927
OceanFirst Financial Corp.	450,000	7,591,500
Pacific Premier Bancorp, Inc.	428,623	9,866,901
Common Stocks (continued)
Issuer	Shares	Value ($)
Popular, Inc.	161,254	11,010,423
Stock Yards Bancorp, Inc.	188,776	8,645,941
Total		58,334,916
Consumer Finance 1.3%
PROG Holdings, Inc.(a)	182,821	6,270,760
Financial Services 4.4%
I3 Verticals, Inc.(a)	312,732	7,396,112
Radian Group, Inc.	511,310	13,846,275
Total		21,242,387
Insurance 7.2%
CNO Financial Group, Inc.	400,308	9,367,207
Hanover Insurance Group, Inc. (The)	92,753	9,898,600
Kemper Corp.	220,000	10,333,400
Skyward Specialty Insurance Group, Inc.(a)	204,834	4,981,563
Total		34,580,770
Total Financials		120,428,833
Health Care 7.6%
Biotechnology —%
OmniAb, Inc.(a),(b),(c),(d)	9,220	0
OmniAb, Inc.(a),(b),(c),(d)	9,220	0
Total		0
Health Care Equipment & Supplies 4.3%
CONMED Corp.	101,129	11,271,838
LivaNova PLC(a)	165,362	9,185,859
Total		20,457,697
Health Care Providers & Services 3.0%
Guardant Health, Inc.(a)	130,000	5,080,400
Tenet Healthcare Corp.(a)	117,894	9,143,859
Total		14,224,259
Pharmaceuticals 0.3%
Ligand Pharmaceuticals, Inc.(a)	24,316	1,599,263
Total Health Care		36,281,219
Industrials 16.4%
Aerospace & Defense 2.3%
Curtiss-Wright Corp.	53,696	11,168,231
2	Columbia Select Small Cap Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.8%
Zurn Elkay Water Solutions Corp.	453,877	13,443,837
Commercial Services & Supplies 1.5%
Waste Connections, Inc.	51,511	7,056,492
Construction & Engineering 2.3%
Primoris Services Corp.	305,421	10,802,741
Electrical Equipment 2.5%
Bloom Energy Corp., Class A(a)	226,774	3,399,342
Regal Rexnord Corp.	54,495	8,838,544
Total		12,237,886
Ground Transportation 2.1%
Knight-Swift Transportation Holdings, Inc.	180,443	9,891,885
Passenger Airlines 0.8%
American Airlines Group, Inc.(a)	532	7,836
Spirit Airlines, Inc.	235,938	3,892,977
Total		3,900,813
Professional Services 2.1%
CACI International, Inc., Class A(a)	31,046	10,183,399
Total Industrials		78,685,284
Information Technology 9.2%
Communications Equipment 4.8%
Extreme Networks, Inc.(a)	443,344	12,169,792
Viavi Solutions, Inc.(a)	1,043,444	10,903,990
Total		23,073,782
Semiconductors & Semiconductor Equipment 4.4%
Kulicke & Soffa Industries, Inc.	141,690	7,329,624
MACOM Technology Solutions Holdings, Inc.(a)	161,679	13,671,576
Total		21,001,200
Total Information Technology		44,074,982
Materials 10.3%
Chemicals 1.8%
Minerals Technologies, Inc.	135,521	8,280,333
Construction Materials 2.6%
Summit Materials, Inc., Class A(a)	332,332	12,432,540
Containers & Packaging 2.2%
O-I Glass, Inc.(a)	536,498	10,654,850
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 3.7%
ATI, Inc.(a)	392,586	17,795,924
Total Materials		49,163,647
Real Estate 7.1%
Health Care REITs 1.4%
Physicians Realty Trust	474,453	6,599,641
Hotel & Resort REITs 2.2%
Apple Hospitality REIT, Inc.	700,000	10,514,000
Industrial REITs 1.0%
First Industrial Realty Trust, Inc.	92,636	4,811,514
Specialized REITs 2.5%
Gaming and Leisure Properties, Inc.	139,629	6,618,415
Outfront Media, Inc.	490,000	5,561,500
Total		12,179,915
Total Real Estate		34,105,070
Utilities 2.4%
Electric Utilities 2.4%
Portland General Electric Co.	266,927	11,707,418
Total Utilities		11,707,418
Total Common Stocks (Cost $344,535,134)		475,806,275

Rights —%

Industrials —%
Passenger Airlines —%
American Airlines Escrow(a),(b),(d)	52,560	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(e),(f)	3,788,910	3,787,774
Total Money Market Funds (Cost $3,787,388)		3,787,774
Total Investments in Securities (Cost: $348,322,522)		479,594,049
Other Assets & Liabilities, Net		166,350
Net Assets		479,760,399

Columbia Select Small Cap Value Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, August 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb, Inc.	02/13/2015-02/27/2015	9,220	—	—
OmniAb, Inc.	02/13/2015-02/27/2015	9,220	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	1,265,235	15,722,924	(13,200,617)	232	3,787,774	683	56,056	3,788,910
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Select Small Cap Value Fund | First Quarter Report 2023

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